Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary Shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling Interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 11,215,080	€ 292,877	€ 2,872,630	€ 10,254,913	€ (1,936,713)	€ (7,706)	€ (346,282)	€ 85,361	€ 1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570
Proceeds from exercise of options and related tax effects	5,242	€ 102	5,140							5,242
Proceeds from exercise of options and related tax effects (in shares)		102,914
Dividends paid	(392,455)			(392,455)						(392,455)
Purchase/ sale of noncontrolling interests	9,195		9,195						32,679	41,874
Contributions from/ to noncontrolling interests									(119,437)	(119,437)
Put option liabilities	(39,341)			(39,341)						(39,341)
Net Income	467,523			467,523					116,529	584,052
Other comprehensive income (loss) related to:
Foreign currency translation	369,705				374,289	(254)	(4,679)	349	34,482	404,187
Cash flow hedges, net of related tax effects	(907)					(907)				(907)
Pensions, net of related tax effects	35,533						35,533			35,533
Fair value changes	(37,623)							(37,623)		(37,623)
Comprehensive income	834,231								151,011	985,242
Balance at end of period at Jun. 30, 2021	11,631,952	€ 292,979	2,886,965	10,290,640	(1,562,424)	(8,867)	(315,428)	48,087	1,180,483	12,812,435
Balance at end of period (in shares) at Jun. 30, 2021		292,979,484
Balance at beginning of period at Dec. 31, 2021	12,698,783	€ 293,004	2,891,276	10,826,140	(982,506)	(9,115)	(369,998)	49,982	1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339								293,004,339
Proceeds from exercise of options and related tax effects	20,397	€ 409	19,988							€ 20,397
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)			(395,556)						(395,556)
Purchase/ sale of noncontrolling interests	8,643		8,643						21,846	30,489
Contributions from/ to noncontrolling interests									(121,791)	(121,791)
Put option liabilities	57,991			57,991						57,991
Transfer of cumulative gains/losses of equity investments				8,551				(8,551)
Net Income	304,501			304,501					113,310	417,811
Other comprehensive income (loss) related to:
Foreign currency translation	1,216,408				1,230,414	(708)	(14,080)	782	107,905	1,324,313
Cash flow hedges, net of related tax effects	757					757				757
Pensions, net of related tax effects	168,105						168,105			168,105
Fair value changes	(30,820)							(30,820)		(30,820)
Comprehensive income	1,658,951								221,215	1,880,166
Balance at end of period at Jun. 30, 2022	€ 14,049,209	€ 293,413	€ 2,919,907	€ 10,801,627	€ 247,908	€ (9,066)	€ (215,973)	€ 11,393	€ 1,401,524	€ 15,450,733
Balance at end of period (in shares) at Jun. 30, 2022		293,413,449								293,413,449